Offerings	May 08, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Fee Rate	0.01381%
Offering Note	(1) Represents securities of Reinsurance Group of America, Incorporated ("RGA") unless otherwise noted. (2) Includes such indeterminate number of shares of common stock and preferred stock of RGA, such indeterminate number or amount of depositary shares, warrants, purchase contracts and units of RGA, such indeterminate principal amount of debt securities of RGA, and such indeterminate number of shares of preferred securities ("preferred securities") of RGA Capital Trust III and RGA Capital Trust IV (each an "RGA trust" and collectively, the "RGA trusts") as may from time to time be issued by RGA or the RGA trusts at indeterminate prices. Debt securities of RGA may be issued and sold to the RGA trusts, in which event such debt securities may later be distributed to the holders of preferred securities of the RGA trusts upon a dissolution of any such RGA trust and the distribution of the assets thereof. (3) In reliance on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrants are deferring payment of all of the registration fee. In connection with the securities offered hereby, the registrants will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The registrants will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment. (4) Also includes such indeterminate number of shares of preferred stock and common stock or amount of debt securities as may be issued upon conversion of or exchange for any debt securities or preferred stock that provide for conversion into or exchange for other securities. Also consists of such indeterminate number of shares of common stock or preferred stock, depositary shares or other securities of RGA to be issuable by RGA upon exercise of the warrants, settlement of the purchase contracts or units of RGA. Debt securities of RGA may be issued and sold to the RGA trusts, in which event such debt securities may later be distributed to the holders of preferred securities of the RGA trusts upon a dissolution of any such RGA trust and the distribution of the assets thereof.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.01 per share
Fee Rate	0.01381%
Offering Note	(1) Represents securities of Reinsurance Group of America, Incorporated ("RGA") unless otherwise noted. (2) Includes such indeterminate number of shares of common stock and preferred stock of RGA, such indeterminate number or amount of depositary shares, warrants, purchase contracts and units of RGA, such indeterminate principal amount of debt securities of RGA, and such indeterminate number of shares of preferred securities ("preferred securities") of RGA Capital Trust III and RGA Capital Trust IV (each an "RGA trust" and collectively, the "RGA trusts") as may from time to time be issued by RGA or the RGA trusts at indeterminate prices. Debt securities of RGA may be issued and sold to the RGA trusts, in which event such debt securities may later be distributed to the holders of preferred securities of the RGA trusts upon a dissolution of any such RGA trust and the distribution of the assets thereof. (3) In reliance on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrants are deferring payment of all of the registration fee. In connection with the securities offered hereby, the registrants will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The registrants will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment. (4) Also includes such indeterminate number of shares of preferred stock and common stock or amount of debt securities as may be issued upon conversion of or exchange for any debt securities or preferred stock that provide for conversion into or exchange for other securities. Also consists of such indeterminate number of shares of common stock or preferred stock, depositary shares or other securities of RGA to be issuable by RGA upon exercise of the warrants, settlement of the purchase contracts or units of RGA. Debt securities of RGA may be issued and sold to the RGA trusts, in which event such debt securities may later be distributed to the holders of preferred securities of the RGA trusts upon a dissolution of any such RGA trust and the distribution of the assets thereof.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering Note	(1) Represents securities of Reinsurance Group of America, Incorporated ("RGA") unless otherwise noted. (2) Includes such indeterminate number of shares of common stock and preferred stock of RGA, such indeterminate number or amount of depositary shares, warrants, purchase contracts and units of RGA, such indeterminate principal amount of debt securities of RGA, and such indeterminate number of shares of preferred securities ("preferred securities") of RGA Capital Trust III and RGA Capital Trust IV (each an "RGA trust" and collectively, the "RGA trusts") as may from time to time be issued by RGA or the RGA trusts at indeterminate prices. Debt securities of RGA may be issued and sold to the RGA trusts, in which event such debt securities may later be distributed to the holders of preferred securities of the RGA trusts upon a dissolution of any such RGA trust and the distribution of the assets thereof. (3) In reliance on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrants are deferring payment of all of the registration fee. In connection with the securities offered hereby, the registrants will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The registrants will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment. (4) Also includes such indeterminate number of shares of preferred stock and common stock or amount of debt securities as may be issued upon conversion of or exchange for any debt securities or preferred stock that provide for conversion into or exchange for other securities. Also consists of such indeterminate number of shares of common stock or preferred stock, depositary shares or other securities of RGA to be issuable by RGA upon exercise of the warrants, settlement of the purchase contracts or units of RGA. Debt securities of RGA may be issued and sold to the RGA trusts, in which event such debt securities may later be distributed to the holders of preferred securities of the RGA trusts upon a dissolution of any such RGA trust and the distribution of the assets thereof.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	(1) Represents securities of Reinsurance Group of America, Incorporated ("RGA") unless otherwise noted. (2) Includes such indeterminate number of shares of common stock and preferred stock of RGA, such indeterminate number or amount of depositary shares, warrants, purchase contracts and units of RGA, such indeterminate principal amount of debt securities of RGA, and such indeterminate number of shares of preferred securities ("preferred securities") of RGA Capital Trust III and RGA Capital Trust IV (each an "RGA trust" and collectively, the "RGA trusts") as may from time to time be issued by RGA or the RGA trusts at indeterminate prices. Debt securities of RGA may be issued and sold to the RGA trusts, in which event such debt securities may later be distributed to the holders of preferred securities of the RGA trusts upon a dissolution of any such RGA trust and the distribution of the assets thereof. (3) In reliance on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrants are deferring payment of all of the registration fee. In connection with the securities offered hereby, the registrants will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The registrants will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment. (4) Also includes such indeterminate number of shares of preferred stock and common stock or amount of debt securities as may be issued upon conversion of or exchange for any debt securities or preferred stock that provide for conversion into or exchange for other securities. Also consists of such indeterminate number of shares of common stock or preferred stock, depositary shares or other securities of RGA to be issuable by RGA upon exercise of the warrants, settlement of the purchase contracts or units of RGA. Debt securities of RGA may be issued and sold to the RGA trusts, in which event such debt securities may later be distributed to the holders of preferred securities of the RGA trusts upon a dissolution of any such RGA trust and the distribution of the assets thereof.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	(1) Represents securities of Reinsurance Group of America, Incorporated ("RGA") unless otherwise noted. (2) Includes such indeterminate number of shares of common stock and preferred stock of RGA, such indeterminate number or amount of depositary shares, warrants, purchase contracts and units of RGA, such indeterminate principal amount of debt securities of RGA, and such indeterminate number of shares of preferred securities ("preferred securities") of RGA Capital Trust III and RGA Capital Trust IV (each an "RGA trust" and collectively, the "RGA trusts") as may from time to time be issued by RGA or the RGA trusts at indeterminate prices. Debt securities of RGA may be issued and sold to the RGA trusts, in which event such debt securities may later be distributed to the holders of preferred securities of the RGA trusts upon a dissolution of any such RGA trust and the distribution of the assets thereof. (3) In reliance on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrants are deferring payment of all of the registration fee. In connection with the securities offered hereby, the registrants will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The registrants will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment. (5) There is being registered hereunder an indeterminate amount and number of warrants, representing rights to purchase debt securities, common stock or preferred stock registered hereunder.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01381%
Offering Note	(1) Represents securities of Reinsurance Group of America, Incorporated ("RGA") unless otherwise noted. (2) Includes such indeterminate number of shares of common stock and preferred stock of RGA, such indeterminate number or amount of depositary shares, warrants, purchase contracts and units of RGA, such indeterminate principal amount of debt securities of RGA, and such indeterminate number of shares of preferred securities ("preferred securities") of RGA Capital Trust III and RGA Capital Trust IV (each an "RGA trust" and collectively, the "RGA trusts") as may from time to time be issued by RGA or the RGA trusts at indeterminate prices. Debt securities of RGA may be issued and sold to the RGA trusts, in which event such debt securities may later be distributed to the holders of preferred securities of the RGA trusts upon a dissolution of any such RGA trust and the distribution of the assets thereof. (3) In reliance on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrants are deferring payment of all of the registration fee. In connection with the securities offered hereby, the registrants will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The registrants will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment. (6) Each purchase contract of the registrants obligate the registrants to sell, and the holder thereof to purchase, an indeterminate number of debt securities, shares of common stock, preferred stock, depositary shares or warrants of RGA or preferred securities of an RGA trust.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	(1) Represents securities of Reinsurance Group of America, Incorporated ("RGA") unless otherwise noted. (2) Includes such indeterminate number of shares of common stock and preferred stock of RGA, such indeterminate number or amount of depositary shares, warrants, purchase contracts and units of RGA, such indeterminate principal amount of debt securities of RGA, and such indeterminate number of shares of preferred securities ("preferred securities") of RGA Capital Trust III and RGA Capital Trust IV (each an "RGA trust" and collectively, the "RGA trusts") as may from time to time be issued by RGA or the RGA trusts at indeterminate prices. Debt securities of RGA may be issued and sold to the RGA trusts, in which event such debt securities may later be distributed to the holders of preferred securities of the RGA trusts upon a dissolution of any such RGA trust and the distribution of the assets thereof. (3) In reliance on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrants are deferring payment of all of the registration fee. In connection with the securities offered hereby, the registrants will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The registrants will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment. (7) Each unit consists of any combination of one or more of the securities being registered hereby or debt obligations of third parties, such as U.S. Treasury securities.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Securities of RGA Capital Trust III
Fee Rate	0.01381%
Offering Note	(1) Represents securities of Reinsurance Group of America, Incorporated ("RGA") unless otherwise noted. (2) Includes such indeterminate number of shares of common stock and preferred stock of RGA, such indeterminate number or amount of depositary shares, warrants, purchase contracts and units of RGA, such indeterminate principal amount of debt securities of RGA, and such indeterminate number of shares of preferred securities ("preferred securities") of RGA Capital Trust III and RGA Capital Trust IV (each an "RGA trust" and collectively, the "RGA trusts") as may from time to time be issued by RGA or the RGA trusts at indeterminate prices. Debt securities of RGA may be issued and sold to the RGA trusts, in which event such debt securities may later be distributed to the holders of preferred securities of the RGA trusts upon a dissolution of any such RGA trust and the distribution of the assets thereof. (3) In reliance on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrants are deferring payment of all of the registration fee. In connection with the securities offered hereby, the registrants will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The registrants will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Securities of RGA Capital Trust IV
Fee Rate	0.01381%
Offering Note	(1) Represents securities of Reinsurance Group of America, Incorporated ("RGA") unless otherwise noted. (2) Includes such indeterminate number of shares of common stock and preferred stock of RGA, such indeterminate number or amount of depositary shares, warrants, purchase contracts and units of RGA, such indeterminate principal amount of debt securities of RGA, and such indeterminate number of shares of preferred securities ("preferred securities") of RGA Capital Trust III and RGA Capital Trust IV (each an "RGA trust" and collectively, the "RGA trusts") as may from time to time be issued by RGA or the RGA trusts at indeterminate prices. Debt securities of RGA may be issued and sold to the RGA trusts, in which event such debt securities may later be distributed to the holders of preferred securities of the RGA trusts upon a dissolution of any such RGA trust and the distribution of the assets thereof. (3) In reliance on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrants are deferring payment of all of the registration fee. In connection with the securities offered hereby, the registrants will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The registrants will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 10
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of Preferred Securities of RGA Capital Trust III and RGA Capital Trust IV
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Represents securities of Reinsurance Group of America, Incorporated ("RGA") unless otherwise noted. (8) Includes the rights of holders of the preferred securities under the guarantees of preferred securities and back-up undertakings, consisting of obligations of RGA to provide certain indemnities in respect of, and pay and be responsible for, certain expenses, costs, liabilities and debts of, as applicable, the RGA trusts as set forth in the indenture and any applicable supplemental indentures thereto and the debt securities issued to the RGA trusts, in each case as further described in the registration statement. (9) No separate consideration will be received for the guarantees or any back-up undertakings. Pursuant to Rule 457(n) under the Securities Act, no registration fee is required with respect to the guarantees.